[GRAPHIC OMITTED]
                        Semiannual Report March 31, 2002



Oppenheimer
MULTIPLE STRATEGIES FUND





                                             [LOGO OMITTED]
                                             OPPENHEIMER FUNDS(R)
                                             The Right Way to Invest

REPORT HIGHLIGHTS



     Contents

 1   Letter to Shareholders

 3   An Interview
     with Your Fund's
     Managers

 8   Financial
     Statements

42   Officers and Trustees




FUND OBJECTIVE

Oppenheimer Multiple Strategies Fund seeks high total investment return consistent with preservation of principal.



CUMULATIVE TOTAL RETURNS*

               For the 6-Month Period
               Ended 3/31/02

               Without           With
               Sales Chg.        Sales Chg.
-------------------------------------------
Class A        9.63%             3.32%
-------------------------------------------
Class B        9.18              4.18
-------------------------------------------
Class C        9.23              8.23
-------------------------------------------
Class N        9.48              8.48


AVERAGE ANNUAL TOTAL RETURNS*

               For the 1-Year Period
               Ended 3/31/02

               Without           With
               Sales Chg.        Sales Chg.
-------------------------------------------
Class A        3.37%             -2.58%
-------------------------------------------
Class B        2.55              -2.33
-------------------------------------------
Class C        2.53               1.56
-------------------------------------------
Class N        3.01               2.04




 SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

*SEE NOTES PAGE 7 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS

Dear Shareholder,

2001 marked a year of unprecedented volatility, uncertainty and change. At OppenheimerFunds, we understand that these are challenging times. To look ahead, we must learn to reflect on the unimaginable year that has just past.

    For the first time in a decade, the United States economy slipped into a recession. Sharply reduced corporate capital spending and weakened consumer confidence contributed to the slowdown. A key factor to remember is that the recession is a natural part of the economic cycle and is following one of the longest periods of growth in U.S. history. In many ways, we are on the road to recovery. Apart from the monetary and fiscal stimulus the government and the Federal Reserve Bank have provided, the market has refocused on the importance of company fundamentals across all industries.

    The tragedy of September 11 brought great uncertainty to our lives. Yet "America is successful because of the hard work and creativity and enterprise of our people," declared President George W. Bush. "These were the strengths of our economy before September 11, and they are our strengths today."

    While the volatility of the economy is beyond anyone's control, there are steps you can take during these challenging times to help protect your investments. Most importantly, work closely with your financial advisor. Your advisor can help maintain balance in your portfolio, while ensuring that your investments have a long-term purpose and address your goals. A strategy that manages risk and the potential for rewards across many sectors of the market is one of the best ways to diversify your portfolio. You should also maintain an appropriate level of awareness about your funds.



[PHOTO OMITTED]

JOHN V. MURPHY
President
Oppenheimer
Multiple Strategies Fund



                    1  OPPENHEIMER MULTIPLE STRATEGIES FUND

LETTER TO SHAREHOLDERS

    Fund communications, including this report, can help you better understand the objectives, strategies and performance of your fund. To supplement these communications, we encourage you to use our website, WWW.OPPENHEIMERFUNDS.COM, for timely fund information.

    This year will be full of new challenges. At OppenheimerFunds we pledge to provide you with the seasoned expertise and management experience that should help pave the way for a brighter future. Our vision is clear and focused, we are well positioned for the future and we hold a commitment to you, our shareholders, that we shall keep your long-term interests always in mind.

    In the face of adversity, we stood strong and proud. And despite the challenges we faced, we came together as never before with a greater sense of strength and resolve.

    I thank you for your continued support and confidence. We hope that you can see the strength and spirit that has led and continues to lead us towards a bright future. And we look forward to sharing with you the strength, expertise and resolve that makes OppenheimerFunds, an integral part of THE RIGHT WAY TO INVEST.


Sincerely,

/s/ John V. Murphy
------------------
John V. Murphy
April 19, 2002



THESE GENERAL MARKET VIEWS REPRESENT OPINIONS OF OPPENHEIMERFUNDS, INC. AND ARE NOT INTENDED TO PREDICT PERFORMANCE OF THE SECURITIES MARKETS OR ANY PARTICULAR FUND. SPECIFIC INFORMATION THAT APPLIES TO YOUR FUND IS CONTAINED IN THE PAGES THAT FOLLOW.


                    2  OPPENHEIMER MULTIPLE STRATEGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

Q HOW DID OPPENHEIMER MULTIPLE STRATEGIES FUND PERFORM DURING THE SIX-MONTH PERIOD THAT ENDED MARCH 31, 2002?

A. We are pleased that the Fund produced better returns than its peer group, the Lipper Balanced Fund category.(1) As managers of a broadly diversified, conservatively managed fund, we strive to perform consistently over a full market cycle. Since the Fund spreads risks among various asset classes, investment styles and capitalization ranges, the Fund was able to cushion much of the markets' volatility. The Fund benefited from value-oriented stocks and small- and mid-capitalization equities. After September 11, we raised our equity allocation as the period's volatility provided opportunities to acquire sound investments at attractive prices, laying the foundation for potential future gains.


WHAT EVENTS AFFECTED THE FUND'S EQUITY INVESTMENTS THE MOST?

The Fund's stock portfolio was influenced by two major events. First, the September 11 attacks occurred just before the six-month reporting period began. When the stock markets reopened nearly a week later, most stock prices plunged. Investors were faced with sudden uncertainty, the prospect of war and the likelihood that the attacks would push an already weakened economy into recession. Consumer- and travel-oriented companies were particularly hard hit, and some stocks fell to unusually low valuations. During this period, we purchased a number of fundamentally sound stocks at attractive prices. These included lodging companies such as Host Marriott Corp. and MGM Mirage, Inc., as well as retailers such as Federated Department Stores, Inc. and Tiffany & Co.(2) Many of these beaten-down stocks have since recovered.


PORTFOLIO MANAGEMENT
TEAM
Richard Rubinstein
David Negri
George Evans
Michael Levine
Susan Switzer

1. Source: Lipper Inc., 3/31/02. The average of the total return of the 505 funds in the Lipper Balanced Funds Category for the six-month period ended 3/31/02 was 6.83%. Lipper rankings are based on total returns, but do not consider sales charges.
2. The Fund's holdings and allocations are subject to change.





                    3  OPPENHEIMER MULTIPLE STRATEGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

    The second event affecting the Fund was economic. By the end of 2001, investors began to see signs of a potential recovery of the U.S. economy. The Fund's economically sensitive holdings -- such as paper companies, specialty chemicals manufacturers and auto parts businesses -- benefited, as investors turned to areas most likely to prosper during the early stages of recovery.

WHAT CHANGES DID YOU MAKE TO THE FUND'S SECTOR ALLOCATIONS OVER THE PAST SIX MONTHS?

We made only a few modest changes. We slightly reduced the Fund's exposure to non-U.S. stocks because of sluggish economic conditions around the world. In addition, we added real estate investment trusts (REITs) for their high yields and in anticipation of their inclusion in the S&P 500 Index. We also invested some of the Fund's cash reserves in the bond market including mortgages and convertibles.

HOW WERE THE FUND'S EQUITY ASSETS APPORTIONED AMONG INVESTMENT STYLES?

Investing across a number of investment styles is an important part of our diversification strategy. As of March 31, 2002 approximately 41% of the Fund's stock holdings were considered value-oriented. This relatively large allocation proved beneficial, because value stocks generally outperformed other investment styles during the period.

    Approximately 22% of the Fund's equity assets were invested in growth companies, which include technology stocks. Although the market's technology group fared poorly during the six-month period, the Fund's focus on semiconductor-related companies enabled its technology holdings to outpace the averages. On the other hand, the Fund's communication services stocks generally detracted from performance as competitive and regulatory pressures hurt earnings of long-distance, local and wireless telephone companies.

    Finally, approximately 17% of the Fund's stock portfolio was invested in foreign stocks, 10% in yield-oriented stocks and 10% in contrarian stocks.




Real Estate Investment
Trusts (REITS) INVEST
IN REAL ESTATE OR LOANS
SECURED BY REAL ESTATE
AND ISSUE SHARES IN
SUCH INVESTMENTS.




                    4  OPPENHEIMER MULTIPLE STRATEGIES FUND

DID THE FUND'S DIVERSIFICATION STRATEGY MATERIALLY AFFECT RETURNS?

Yes. In addition to diversification among investment styles, the Fund's stock holdings were also spread among various capitalization ranges. Small- and mid-cap stocks generally performed better than large-cap stocks during the six-month period, causing the Fund's broad-based approach to benefit performance.

    Perhaps most important, however, diversification across approximately 150 stocks and a similar number of bonds helped limit the effects of problems experienced by a few individual holdings that were subject to adverse publicity and negative investor sentiment. Although these companies' stocks and bonds fell, their impact on the Fund's overall returns was limited.

HOW DID THE FUND'S FIXED-INCOME INVESTMENTS FARE?

The Fund's bond portfolio contributed positively to the Fund's performance during the period, helping to cushion some of the stock market's losses. The Fund's holdings of U.S. Treasury securities, and later, mortgage-backed securities provided particularly strong returns. However, they were partially offset by losses among high-yield corporate bonds.

WHAT IS YOUR OUTLOOK FOR THE FORESEEABLE FUTURE?

We are cautiously optimistic. Although we expect continuing political, economic and market uncertainty to limit broad stock market gains, we have continued to be opportunistic and to




AVERAGE ANNUAL
TOTAL RETURNS
For the Periods Ended 3/31/02(3)

Class A
1-Year     5-Year   10-Year
------------------------------
-2.58%     7.30%    9.76%

Class B             Since
1-Year     5-Year   Inception
------------------------------
-2.33%     7.41%    9.07%

Class C             Since
1-Year     5-Year   Inception
------------------------------
1.56%      7.70%    9.01%

Class N             Since
1-Year     5-Year   Inception
------------------------------
2.04%      N/A      -1.51%





3. See Notes page 7 for further details.


                    5  OPPENHEIMER MULTIPLE STRATEGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

look for attractive opportunities in individual stocks. In fact, we believe that our balanced approach to investing is particularly well suited to investment climates like this one. This conservative, disciplined and diversified approach to investing is what makes Oppenheimer Multiple Strategies Fund an important part of THE RIGHT WAY TO INVEST.


TOP TEN COMMON STOCK HOLDINGS(5)
------------------------------------------------------------------------
International Business Machines Corp.                             2.2%
------------------------------------------------------------------------
Viacom, Inc., Cl. B                                               1.8
------------------------------------------------------------------------
Bank of America Corp.                                             1.6
------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                           1.5
------------------------------------------------------------------------
Intel Corp.                                                       1.1
------------------------------------------------------------------------
Unocal Corp.                                                      0.9
------------------------------------------------------------------------
Tyco International Ltd.                                           0.9
------------------------------------------------------------------------
Phillip Morris Cos., Inc.                                         0.8
------------------------------------------------------------------------
Teradyne, Inc.                                                    0.7
------------------------------------------------------------------------
Johnson & Johnson                                                 0.7


TOP FIVE COMMON STOCK INDUSTRIES(5)
------------------------------------------------------------------------
Semiconductor Equipment & Products                                4.4%
------------------------------------------------------------------------
Pharmaceuticals                                                   3.7
------------------------------------------------------------------------
Banks                                                             3.7
------------------------------------------------------------------------
Media                                                             3.2
------------------------------------------------------------------------
Oil & Gas                                                         3.2






PORTFOLIO ALLOCATION(4)

[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

o Stocks             53.0%
o Bonds              37.2
o Cash
  Equivalents         9.8





4. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on total market value of investments.
5. Portfolio is subject to change. Percentages are as of March 31, 2002, and are based on net assets.



                    6  OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE MORE OR LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deductions of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/1/91, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% (since inception) if redeemed within the first 18 months. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.




                    7  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  March 31, 2002 / Unaudited

                                                                                              MARKET VALUE
                                                                                 SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
COMMON STOCKS--52.6%
------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.1%
------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.6%
Borg-Warner Automotive, Inc.(1)                                                  43,000      $  2,705,560
------------------------------------------------------------------------------------------------------------
Delphi Automotive Systems Corp.                                                 105,000         1,678,950
                                                                                             ---------------
                                                                                                4,384,510

------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Brinker International, Inc.(1,2)                                                 90,000         2,916,900
------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.(1,2)                                                            45,000         1,630,350
                                                                                             ---------------
                                                                                                4,547,250

------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.7%
Matsushita Electric Industrial Co. Ltd., Sponsored ADR                          100,000         1,235,000
------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.                                                                16,000         2,354,095
------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                       13,000           675,822
------------------------------------------------------------------------------------------------------------
Sony Corp., Sponsored ADR                                                         6,000           310,200
                                                                                             ---------------
                                                                                                4,575,117

------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.1%
Callaway Golf Co.(1)                                                            130,000         2,502,500
------------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                                    171,000         3,563,640
------------------------------------------------------------------------------------------------------------
Shimano, Inc.                                                                   165,000         2,029,275
                                                                                             ---------------
                                                                                                8,095,415

------------------------------------------------------------------------------------------------------------
MEDIA--3.2%
Cox Radio, Inc., Cl. A(1,2)                                                      61,900         1,757,960
------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A(1,2)                                        68,000         1,925,760
------------------------------------------------------------------------------------------------------------
General Motors Corp., Cl. H(1)                                                   56,000           921,200
------------------------------------------------------------------------------------------------------------
News Corp. Ltd. (The), Sponsored ADR, Preference                                 60,000         1,440,000
------------------------------------------------------------------------------------------------------------
Reed International plc                                                          180,000         1,745,539
------------------------------------------------------------------------------------------------------------
SCMP Group Ltd.                                                               2,356,000         1,329,060
------------------------------------------------------------------------------------------------------------
SES Global, FDR                                                                 110,000         1,079,595
------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B(2)                                                          260,000        12,576,200
                                                                                             ---------------
                                                                                               22,775,314

------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.3%
Federated Department Stores, Inc.(1,2)                                           49,900         2,038,415
------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Borders Group, Inc.(1,2)                                                         77,000         1,841,070
------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc.(1,2)                                        34,500         1,138,500
------------------------------------------------------------------------------------------------------------
Gap, Inc.                                                                        90,000         1,353,600




                    8  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                              MARKET VALUE
                                                                                 SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Talbots, Inc. (The)(1)                                                           40,000      $  1,416,000
------------------------------------------------------------------------------------------------------------
Tiffany & Co.(1)                                                                 35,000         1,244,250
                                                                                             ---------------
                                                                                                6,993,420

------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL--0.6%
Jones Apparel Group, Inc.(1,2)                                                   60,000         2,097,000
------------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B(1)                                                             32,000         1,920,320
                                                                                             ---------------
                                                                                                4,017,320

------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.6%
------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Aurora Foods, Inc.(2,3)                                                           7,084            14,841
------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                                              89,000         2,158,250
------------------------------------------------------------------------------------------------------------
Tyson Foods, Inc., Cl. A                                                        185,000         2,308,800
------------------------------------------------------------------------------------------------------------
Unilever NV, NY Shares                                                           26,000         1,476,800
                                                                                             ---------------
                                                                                                5,958,691

------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Estee Lauder Cos., Inc. (The), Cl. A                                             42,000         1,434,720
------------------------------------------------------------------------------------------------------------
Wella AG                                                                         93,210         4,671,627
------------------------------------------------------------------------------------------------------------
Wella AG, Preference, Non-Vtg.                                                    9,100           468,392
                                                                                             ---------------
                                                                                                6,574,739

------------------------------------------------------------------------------------------------------------
TOBACCO--0.8%
Philip Morris Cos., Inc.                                                        110,000         5,793,700
------------------------------------------------------------------------------------------------------------
ENERGY--5.0%
------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Cooper Cameron Corp.(1,2)                                                        47,000         2,402,170
------------------------------------------------------------------------------------------------------------
Core Laboratories NV(2)                                                         116,700         1,722,492
------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.(1)                                                           68,000         2,223,600
------------------------------------------------------------------------------------------------------------
Noble Drilling Corp.(1,2)                                                        90,100         3,729,239
------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, Sponsored ADR(2)                                    140,000           911,400
------------------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc.(1)                                                  57,000         1,894,110
                                                                                             ---------------
                                                                                               12,883,011

------------------------------------------------------------------------------------------------------------
OIL & GAS--3.2%
Devon Energy Corp.(1)                                                            61,000         2,944,470
------------------------------------------------------------------------------------------------------------
Houston Exploration Co.(2)                                                       42,000         1,302,000
------------------------------------------------------------------------------------------------------------
Murphy Oil Corp.(1)                                                              18,800         1,804,800
------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc.                                                               60,000         1,187,400
------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Preference                                               33,300           826,052
------------------------------------------------------------------------------------------------------------
Talisman Energy, Inc.                                                            90,000         3,748,590




                    9  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                              MARKET VALUE
                                                                                 SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
TotalFinaElf SA, Sponsored ADR                                                   33,000      $  2,527,800
------------------------------------------------------------------------------------------------------------
Unocal Corp.(1)                                                                 173,000         6,738,350
------------------------------------------------------------------------------------------------------------
Westport Resources Corp.(2)                                                      74,900         1,471,785
                                                                                             ---------------
                                                                                               22,551,247

------------------------------------------------------------------------------------------------------------
FINANCIALS--7.1%
------------------------------------------------------------------------------------------------------------
BANKS--3.7%
Bank of America Corp.(1)                                                        171,000        11,631,420
------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                 55,000         2,311,100
------------------------------------------------------------------------------------------------------------
BBVA Banco Frances SA(3)                                                        150,000           129,917
------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                    100,000         2,257,000
------------------------------------------------------------------------------------------------------------
UBS AG(2)                                                                        33,600         1,654,228
------------------------------------------------------------------------------------------------------------
UniCredito Italiano SpA                                                         620,000         2,693,622
------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                         110,000         3,644,300
------------------------------------------------------------------------------------------------------------
Zions Bancorp(1)                                                                 30,000         1,778,100
                                                                                             ---------------
                                                                                               26,099,687

------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS--1.5%
J.P. Morgan Chase & Co.(1)                                                      300,000        10,695,000
------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.(1)                                               5,500           315,205
                                                                                             ---------------
                                                                                               11,010,205

------------------------------------------------------------------------------------------------------------
INSURANCE--0.3%
Hartford Financial Services Group, Inc.                                          25,000         1,703,000
------------------------------------------------------------------------------------------------------------
Zurich Financial Services AG                                                      3,300           765,252
                                                                                             ---------------
                                                                                                2,468,252

------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.6%
Camden Property Trust                                                            35,000         1,369,200
------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                         45,000         1,413,450
------------------------------------------------------------------------------------------------------------
Developers Diversified Realty Corp.                                              54,000         1,134,000
------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                   59,000         1,769,410
------------------------------------------------------------------------------------------------------------
Health Care Property Investors, Inc.                                             41,200         1,670,660
------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                                                             295,000         3,525,250
------------------------------------------------------------------------------------------------------------
IRSA Inversiones y Representaciones SA(2,3)                                     663,068           317,834
                                                                                             ---------------
                                                                                               11,199,804



                    10  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                              MARKET VALUE
                                                                                 SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
HEALTH CARE--7.0%
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.1%
Affymetrix, Inc.(1,2)                                                            48,000      $  1,391,040
------------------------------------------------------------------------------------------------------------
Biogen, Inc.(2)                                                                  25,000         1,226,500
------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.(1,2)                                                 15,000           326,850
------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(1,2)                                            46,000         1,026,260
------------------------------------------------------------------------------------------------------------
Wyeth(1)                                                                         54,000         3,545,100
                                                                                             ---------------
                                                                                                7,515,750

------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Boston Scientific Corp.(1,2)                                                    110,000         2,759,900
------------------------------------------------------------------------------------------------------------
Guidant Corp.(2)                                                                 42,000         1,819,440
                                                                                             ---------------
                                                                                                4,579,340

------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.6%
Anthem, Inc.(1,2)                                                                26,000         1,496,820
------------------------------------------------------------------------------------------------------------
Covance, Inc.(1,2)                                                              122,600         2,486,328
------------------------------------------------------------------------------------------------------------
HEALTHSOUTH Corp.(2)                                                            140,000         2,009,000
------------------------------------------------------------------------------------------------------------
Humana, Inc.(2)                                                                 110,000         1,488,300
------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp.(1,2)                                              125,000         2,218,750
------------------------------------------------------------------------------------------------------------
Service Corp. International(2)                                                  380,000         2,014,000
                                                                                             ---------------
                                                                                               11,713,198

------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.7%
Abbott Laboratories                                                              44,000         2,314,400
------------------------------------------------------------------------------------------------------------
AstraZeneca plc                                                                  56,000         2,784,268
------------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                                         28,700         1,162,063
------------------------------------------------------------------------------------------------------------
Elan Corp. plc, ADR(2)                                                           50,000           695,500
------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc, ADR                                                         42,106         1,978,982
------------------------------------------------------------------------------------------------------------
Johnson & Johnson(1)                                                             76,000         4,936,200
------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                50,000         2,879,000
------------------------------------------------------------------------------------------------------------
Novartis AG                                                                     110,000         4,326,614
------------------------------------------------------------------------------------------------------------
Pliva d.d., GDR(4)                                                               20,000           286,000
------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                            90,600         2,835,780
------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(2)                                                  77,200         2,091,348
                                                                                             ---------------
                                                                                               26,290,155



                    11  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                              MARKET VALUE
                                                                                 SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
INDUSTRIALS--3.2%
------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.4%
Boeing Co.(1)                                                                    40,000      $  1,930,000
------------------------------------------------------------------------------------------------------------
Goodrich Corp.(1)                                                                14,000           442,960
------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                            5,600           633,080
------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp.(2)                                                           790             4,140
                                                                                             ---------------
                                                                                                3,010,180

------------------------------------------------------------------------------------------------------------
AIR FREIGHT & COURIERS--0.2%
United Parcel Service, Inc., Cl. B(1)                                            21,000         1,276,800
------------------------------------------------------------------------------------------------------------
AIRLINES--0.3%
Delta Air Lines, Inc.(1)                                                         20,000           654,400
------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd.                                                         144,000         1,124,573
                                                                                             ---------------
                                                                                                1,778,973

------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Pittston Brink's Group                                                           96,000         2,409,600
------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Active Power, Inc.(2)                                                           130,000           682,500
------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.9%
Enron Corp.(2)                                                                  300,000            58,500
------------------------------------------------------------------------------------------------------------
Tyco International Ltd.(1)                                                      204,000         6,593,280
                                                                                             ---------------
                                                                                                6,651,780

------------------------------------------------------------------------------------------------------------
MACHINERY--0.4%
Komatsu Ltd.                                                                    227,000           811,846
------------------------------------------------------------------------------------------------------------
Morgan Crucible Co. plc                                                         400,200         1,051,437
------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc.(2)                                                         103,700           902,190
                                                                                             ---------------
                                                                                                2,765,473

------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.6%
Burlington Northern Santa Fe Corp.                                               56,000         1,690,080
------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc.(1,2)                                             120,000         2,630,400
                                                                                             ---------------
                                                                                                4,320,480

------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.5%
------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.9%
Brocade Communications Systems, Inc.(1,2)                                        37,000           999,000
------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.(2)                                                          100,000         1,693,000
------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.(2)                                                            20,000           117,800
------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.(1,2)                                                      45,000           567,900
------------------------------------------------------------------------------------------------------------
L.M. Ericsson Telephone Co., ADR, Cl. B(2)                                      305,000         1,274,900
------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                  128,200         1,820,440
                                                                                             ---------------
                                                                                                6,473,040



                    12  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                              MARKET VALUE
                                                                                 SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.5%
EMC Corp.(2)                                                                     85,000      $  1,013,200
------------------------------------------------------------------------------------------------------------
International Business Machines Corp.(1)                                        154,000        16,016,000
------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.(2)                                                        93,000           820,260
                                                                                             ---------------
                                                                                               17,849,460

------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
Cognex Corp.(1,2)                                                               107,000         3,109,420
------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                    13,530         2,584,824
------------------------------------------------------------------------------------------------------------
Millipore Corp.(1)                                                               35,000         1,548,400
------------------------------------------------------------------------------------------------------------
SureBeam Corp., Cl. A(2)                                                         60,000           332,400
------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.(2)                                                         30,000           621,900
------------------------------------------------------------------------------------------------------------
Waters Corp.(1,2)                                                                57,000         1,594,290
                                                                                             ---------------
                                                                                                9,791,234

------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Yahoo!, Inc.(1,2)                                                                30,000           554,100
------------------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES--0.5%
Titan Corp. (The)(1,2)                                                          180,000         3,717,000
------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.2%
Canon, Inc.                                                                      35,000         1,299,279
------------------------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--4.4%
Analog Devices, Inc.(2)                                                          65,000         2,927,600
------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp.(1,2)                                                96,000           768,000
------------------------------------------------------------------------------------------------------------
ASML Holding NV(2)                                                               85,000         2,156,450
------------------------------------------------------------------------------------------------------------
Focal Communications Corp.(2)                                                     3,813            16,281
------------------------------------------------------------------------------------------------------------
Intel Corp.(1)                                                                  262,000         7,967,420
------------------------------------------------------------------------------------------------------------
International Rectifier Corp.(2)                                                 19,000           862,790
------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.(1,2)                                                            50,000         3,325,000
------------------------------------------------------------------------------------------------------------
Lam Research Corp.(1,2)                                                         105,000         3,078,600
------------------------------------------------------------------------------------------------------------
Mykrolis Corp.(2)                                                                23,688           362,190
------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.(1,2)                                                56,000         1,886,640
------------------------------------------------------------------------------------------------------------
STMicroelectronics NV, NY Registered Shares(1)                                   84,000         2,849,280
------------------------------------------------------------------------------------------------------------
Teradyne, Inc.(1,2)                                                             129,000         5,086,470
                                                                                             ---------------
                                                                                               31,286,721

------------------------------------------------------------------------------------------------------------
SOFTWARE--1.5%
Computer Associates International, Inc.(1)                                       18,000           394,020
------------------------------------------------------------------------------------------------------------
i2 Technologies, Inc.(2)                                                        150,000           759,000
------------------------------------------------------------------------------------------------------------
Intuit, Inc.(1,2)                                                                28,300         1,085,588
------------------------------------------------------------------------------------------------------------
Oracle Corp.(2)                                                                  17,000           217,600
------------------------------------------------------------------------------------------------------------
Peoplesoft, Inc.(1,2)                                                            86,000         3,141,580
------------------------------------------------------------------------------------------------------------
Red Hat, Inc.(2)                                                                137,000           782,133



                    13  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                                              MARKET VALUE
                                                                                 SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
Reynolds & Reynolds Co., Cl. A                                                   39,100      $  1,173,000
------------------------------------------------------------------------------------------------------------
Synopsys, Inc.(1,2)                                                              45,000         2,482,200
------------------------------------------------------------------------------------------------------------
Veritas Software Corp.(1,2)                                                      16,000           701,280
                                                                                             ---------------
                                                                                               10,736,401

------------------------------------------------------------------------------------------------------------
MATERIALS--4.6%
------------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Cabot Corp.(1)                                                                   45,000         1,658,250
------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                 35,000         1,145,200
------------------------------------------------------------------------------------------------------------
Engelhard Corp.(1)                                                              104,000         3,227,120
------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                     110,100         3,170,880
------------------------------------------------------------------------------------------------------------
Hercules, Inc.(1,2)                                                             190,000         2,528,900
------------------------------------------------------------------------------------------------------------
International Flavors & Fragrances, Inc.(1)                                      85,000         2,972,450
------------------------------------------------------------------------------------------------------------
Praxair, Inc.(1)                                                                 41,000         2,451,800
                                                                                             ---------------
                                                                                               17,154,600

------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Sonoco Products Co.                                                              13,300           380,513
------------------------------------------------------------------------------------------------------------
METALS & MINING--1.1%
Alcoa, Inc.(1)                                                                   43,000         1,622,820
------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, Sponsored ADR                                        83,200         2,204,800
------------------------------------------------------------------------------------------------------------
Inco Ltd.(2)                                                                     50,000           978,500
------------------------------------------------------------------------------------------------------------
UCAR International, Inc.(2)                                                     230,000         3,266,000
                                                                                             ---------------
                                                                                                8,072,120

------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.0%
Georgia-Pacific Corp.(1)                                                        148,000         4,432,600
------------------------------------------------------------------------------------------------------------
Sappi Ltd., Sponsored ADR                                                        70,000           937,300
------------------------------------------------------------------------------------------------------------
UPM-Kymmene Oyj                                                                  45,000         1,538,914
                                                                                             ---------------
                                                                                                6,908,814

------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.8%
------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Adelphia Business Solutions, Inc.(2)                                              3,333               133
------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc.(2)                                                     175,000           525,000
------------------------------------------------------------------------------------------------------------
AT&T Corp.                                                                      110,000         1,727,000
------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.(1)                                                      95,000         3,556,800
------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar)                                  26,283,402           293,935
------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA (Telemar), Preference                       3,077,585            38,668
------------------------------------------------------------------------------------------------------------
Telefonica SA, BDR                                                               16,262           182,983
------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group                                                   220,000         1,482,800
                                                                                             ---------------
                                                                                                7,807,319



                    14  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                              MARKET VALUE
                                                                                 SHARES        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
AT&T Wireless Services, Inc.(2)                                                 400,000      $  3,580,000
------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA(2)                                           250,000         1,680,000
------------------------------------------------------------------------------------------------------------
Telesp Celular Participacoes SA(2)                                           49,153,261           111,039
                                                                                             ---------------
                                                                                                5,371,039

------------------------------------------------------------------------------------------------------------
UTILITIES--1.7%
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Edison International(1,2)                                                        48,000           804,000
------------------------------------------------------------------------------------------------------------
Northeast Utilities Co.                                                         115,000         2,285,050
------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                            37,000         1,851,480
------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                62,000         1,571,700
                                                                                             ---------------
                                                                                                6,512,230

------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.3%
El Paso Corp.(1)                                                                 19,000           836,570
------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                   72,000         1,652,400
                                                                                             ---------------
                                                                                                2,488,970

------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--0.5%
Energy East Corp.                                                                75,000         1,631,250
------------------------------------------------------------------------------------------------------------
NorthWestern Corp.                                                               77,000         1,694,000
                                                                                             ---------------
                                                                                                3,325,250
                                                                                             ---------------
Total Common Stocks (Cost $272,449,742)                                                       374,688,416
------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.4%
Qwest Trends Trust, 5.75% Cv.(4)                                                 40,000           765,000
------------------------------------------------------------------------------------------------------------
Rouse Co. (The), $3.00 Cv., Series B                                             23,000         1,029,250
------------------------------------------------------------------------------------------------------------
Sovereign Capital Trust II, 7.50% Cv. Preferred Income Equity
Redeemable Stock, Units (each unit consists of one preferred plus one warrant to purchase 5.3355 shares of Sovereign
Bancorp common stock)(5)                                                         12,500           999,875
                                                                                             ---------------
Total Preferred Stocks (Cost $3,254,427)                                                        2,794,125
                                                                                  UNITS
------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Comunicacion Celular SA Wts., Exp. 11/15/03(2,3)                                    300                 6
------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(2,3)                             1,000                10
------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02(2,3)                                       300                 --
                                                                                             ---------------
Total Rights, Warrants and Certificates (Cost $--)                                                      16





                    15  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                               PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--6.2%
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass
Mtg. Pass-Through Certificates:
7%, 5/1/29                                                                  $ 4,082,576      $  4,170,759
Series 151, Cl. F, 9%, 5/15/21                                                  269,548           283,446
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only
Stripped Mtg.-Backed Security:
Series 199, Cl. IO, 11.276%, 8/1/28(6)                                          946,960           257,603
Series 203, Cl. IO, 12.271%, 6/15/29(6)                                      10,940,946         3,054,917
Series 204, Cl. IO, 10.696%, 5/15/29(6)                                      10,451,511         2,834,972
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 5/1/16                                                                   17,891,537        17,857,901
6.50%, 12/1/27-2/1/28                                                         5,253,192         5,247,833
------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
6.375%, 3/20/26                                                                 176,300           179,028
7%, 4/15/26                                                                   2,017,838         2,071,997
7.50%, 5/15/27                                                                7,402,159         7,760,054
------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Multifamily Mtg. Pass-Through
Certificates, Series 1996-MC1, Cl. G, 7.15%, 6/15/06(4)                         400,000           364,062
Salomon Brothers Mortgage Securities VII, Inc.,
Commercial Mtg. Pass-Through Certificates:
Series 1996-B, Cl. 1, 7.039%, 4/25/26(3,7)                                      238,631           172,038
Series 1996-C1, Cl. F, 8.692%, 1/20/06(7)                                       250,000           204,531
                                                                                             ---------------
Total Mortgage-Backed Obligations (Cost $42,660,751)                                           44,459,141

U.S. GOVERNMENT OBLIGATIONS--11.0%
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Nts., 7.125%, 1/15/30                           500,000           536,302
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
6%, 2/15/26                                                                     500,000           497,676
6.50%, 11/15/26                                                                 360,000           381,221
8.875%, 8/15/17                                                               3,650,000         4,708,500
10.75%, 5/15/03                                                               1,190,000         1,292,871
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS:
6.30%, 8/15/25(8)                                                            15,300,000         3,646,036
6.54%, 8/15/15(8)                                                             8,500,000         3,775,113
7.10%, 11/15/18(8)                                                            9,350,000         3,322,653
7.31%, 8/15/19(8)                                                            10,200,000         3,459,442
------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts.:
3.50%, 11/15/06                                                               4,000,000         3,784,376
5%, 8/15/11                                                                   4,000,000         3,867,660
5.875%, 9/30/02-2/15/04                                                      30,000,000        30,901,200
6.25%, 2/15/03-2/15/07                                                       12,130,000        12,656,584
6.50%, 10/15/06                                                               4,640,000         4,946,133
7.50%, 5/15/02                                                                  327,000           329,363
                                                                                             ---------------
Total U.S. Government Obligations (Cost $75,143,024)                                           78,105,130



                    16  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                               PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--8.7%
------------------------------------------------------------------------------------------------------------
ARGENTINA--0.6%
Argentina (Republic of) Nts.:
11.75%, 2/12/07(2,3,9) [ARP]                                                    150,000      $       1,983
14.062%, 11/30/02(9)                                                         13,125,000          3,478,125
------------------------------------------------------------------------------------------------------------
Argentina (Republic of) Par Bonds, 6.017%, 3/31/23(9)                         2,335,000          1,018,644
                                                                                             ---------------
                                                                                                 4,498,752

------------------------------------------------------------------------------------------------------------
AUSTRALIA--0.3%
New South Wales Treasury Corp. Gtd. Bonds, 7%, 4/1/04 [AUD]                   1,570,000            857,050
------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Global Exchangeable Gtd. Nts.,
10.50%, 5/15/03 [AUD]                                                         2,590,000          1,459,485
                                                                                             ---------------
                                                                                                 2,316,535

------------------------------------------------------------------------------------------------------------
BRAZIL--3.1%
Brazil (Federal Republic of) Debt Capitalization Bonds,
Series 20 yr., 8%, 4/15/14                                                   18,304,910         14,964,264
------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 3.188%, 4/15/06(7)      7,142,400          6,637,932
                                                                                             ---------------
                                                                                                21,602,196

------------------------------------------------------------------------------------------------------------
CANADA--1.9%
Canada (Government of) Bonds:
6.50%, 6/1/04 [CAD]                                                          13,320,000          8,713,938
8.75%, 12/1/05 [CAD]                                                            495,000            348,222
11.75%, 2/1/03 [CAD]                                                            290,000            194,902
Series WL43, 5.75%, 6/1/29 [CAD]                                              7,130,000          4,343,964
                                                                                             ---------------
                                                                                                13,601,026

------------------------------------------------------------------------------------------------------------
DENMARK--0.4%
Denmark (Kingdom of) Bonds, 8%, 3/15/06 [DKK]                                21,900,000          2,831,726
------------------------------------------------------------------------------------------------------------
FINLAND--0.1%
Finland (Republic of) Bonds, Series RG, 9.50%, 3/15/04 [EUR]                    672,752            641,625
------------------------------------------------------------------------------------------------------------
GERMANY--0.2%
Germany (Republic of) Bonds, Series 94, 6.25%, 1/4/24 [EUR]                   1,362,593          1,286,320
------------------------------------------------------------------------------------------------------------
GREAT BRITAIN--1.1%
United Kingdom Treasury Bonds:
7%, 6/7/02 [GBP]                                                              2,415,000          3,454,435
7.25%, 12/7/07 [GBP]                                                          2,400,000          3,723,475
10%, 9/8/03 [GBP]                                                               325,000            495,289
                                                                                             ---------------
                                                                                                 7,673,199

------------------------------------------------------------------------------------------------------------
MEXICO--0.0%
United Mexican States Bonds, Series RG, 16.50%, 9/1/08(3) [GBP]                  35,000             67,070




                    17  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                               PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.2%
Philippines (Republic of) Bonds, 8.60%, 6/15/27(3)                          $ 1,500,000      $  1,233,750
------------------------------------------------------------------------------------------------------------
POLAND--0.7%
Poland (Republic of) Bonds, Series 0403, Zero Coupon,
14.37%, 4/21/03(8) [PLZ]                                                     23,285,000         5,126,826
------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--0.1%
Eskom Depositary Receipts, Series E168, 11%, 6/1/08 [ZAR]                     6,430,000           507,803
------------------------------------------------------------------------------------------------------------
Eskom Sec. Bonds, Series E168, 11%, 6/1/08 [ZAR]                              3,000,000           236,922
                                                                                             ---------------
                                                                                                  744,725

------------------------------------------------------------------------------------------------------------
SPAIN--0.0%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado,
10.30%, 6/15/02 [EUR]                                                           235,296           207,945
                                                                                             ---------------
Total Foreign Government Obligations (Cost $75,186,985)                                        61,831,695

------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.0%
------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement, Tranche A,
2.781%, 1/1/09(3,7) (Cost $414,581)                                             443,333           412,300

------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--9.5%
ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B, 10/15/93              500,000           501,033
------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp.:
9.375% Sr. Nts., 11/15/09                                                       750,000           705,000
10.25% Sr. Unsec. Nts., 11/1/06                                                 250,000           233,750
10.875% Sr. Unsec. Nts., 10/1/10                                                335,000           313,225
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                       500,000           495,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11                                            700,000           637,000
------------------------------------------------------------------------------------------------------------
AES Corp. (The), 8.875% Sr. Unsec. Nts., 2/15/11                                500,000           382,500
------------------------------------------------------------------------------------------------------------
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                       695,000           728,012
------------------------------------------------------------------------------------------------------------
Alcoa, Inc., 6% Bonds, 1/15/12                                                1,000,000           972,298
------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc.:
8.50% Sr. Nts., 12/1/08(4)                                                      300,000           304,500
8.875% Sr. Nts., Series B, 4/1/08                                               400,000           411,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                      500,000           508,750
------------------------------------------------------------------------------------------------------------
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(10)                      500,000           432,500
------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                     600,000           600,000
------------------------------------------------------------------------------------------------------------
American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09                        1,300,000           962,000
------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09                                   400,000           298,000
------------------------------------------------------------------------------------------------------------
Amgen, Inc., 8.125% Sr. Unsec Debs., 4/1/97                                     110,000           111,184
------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Nts., 5/1/06                           600,000           598,500
------------------------------------------------------------------------------------------------------------
AMRESCO, Inc., 10% Sr. Sub. Nts., Series 97-A, 3/15/04(2,9)                     200,000            39,000
------------------------------------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                           500,000           433,750
------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                       400,000           383,000
------------------------------------------------------------------------------------------------------------
Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts., 2/15/10                      500,000           540,884
------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                         350,000           223,125
------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 6.50% Sr. Nts., 2/15/12                                 1,000,000           995,341



                    18  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                               PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Boyd Gaming Corp., 8.75% Nts., 4/15/12(3)                                   $   200,000      $    202,000
------------------------------------------------------------------------------------------------------------
BRL Universal Equipment Corp., 8.875% Sr. Sec. Nts., 2/15/08                    500,000           518,750
------------------------------------------------------------------------------------------------------------
Calpine Corp.:
8.50% Sr. Unsec. Nts., 2/15/11                                                1,000,000           798,870
8.75% Sr. Nts., 7/15/07                                                         150,000           117,137
------------------------------------------------------------------------------------------------------------
Canandaigua Brands, Inc., 8.625% Sr. Unsec. Nts., 8/1/06                        750,000           795,000
------------------------------------------------------------------------------------------------------------
Caterpillar, Inc., 7.375% Unsec. Debs., 3/1/97                                  500,000           506,472
------------------------------------------------------------------------------------------------------------
Celcaribe SA, 14.50% Sr. Sec. Nts., 3/15/04(3)                                  350,000           250,250
------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(10)                                      800,000           554,000
10% Sr. Nts., 4/1/09                                                            900,000           868,500
------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
8.125% Sr. Unsec. Nts., 4/1/11                                                  600,000           604,500
8.375% Sr. Unsec. Nts., 11/1/08                                                 400,000           406,500
------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.875% Unsec. Nts., 2/15/98                                    550,000           512,334
------------------------------------------------------------------------------------------------------------
Coast Hotels & Casinos, Inc., 9.50% Sr. Sub. Nts., 4/1/09(4)                    200,000           212,250
------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The), 7.375% Unsec. Debs., 7/29/93                               440,000           441,428
------------------------------------------------------------------------------------------------------------
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., 2/15/10(4)          200,000           210,250
------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07          850,000           697,000
------------------------------------------------------------------------------------------------------------
Conoco, Inc., 6.95% Sr. Unsec. Nts., 4/15/29                                    500,000           500,334
------------------------------------------------------------------------------------------------------------
Crown Castle International Corp., 9% Sr. Nts., 5/15/11                          400,000           330,000
------------------------------------------------------------------------------------------------------------
CSK Auto, Inc., 12% Sr. Nts., 6/15/06(4)                                        300,000           319,500
------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                       400,000           431,500
------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                 600,000           634,500
------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04(9)                             1,400,000           287,000
------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11(4)                                 100,000           103,500
------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                      100,000           103,500
------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 8.75% Sr. Nts., 2/15/12                                  250,000           262,065
------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                    1,200,000         1,293,000
------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                              700,000           731,500
------------------------------------------------------------------------------------------------------------
Entravision Communications Corp.
Nts., 8.125% Sr. Sub., 3/15/09(4)                                               200,000           203,000
------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.625% Sr. Sub. Nts., 7/31/07                                                  600,000           614,250
10.625% Sr. Sub. Nts., Series B, 7/31/07                                        600,000           614,250
------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B, 1/15/10(3)        85,000            24,225
------------------------------------------------------------------------------------------------------------
Ford Motor Co., 7.70% Unsec. Debs., 5/15/97                                     500,000           447,619
------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 10.50% Sr. Unsec. Sub. Nts., 1/15/06                          600,000           643,500
------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                   250,000           267,500
------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec. Nts., 5/15/11                          600,000           586,676
------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts.,
Series B, 1/28/10                                                               500,000           531,920




                    19  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                               PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Graphic Packaging Corp., 8.625% Sr. Sub. Nts., 2/15/12(4)                   $   200,000      $    208,500
------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11         250,000           263,750
------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(2,4,9)             250,000           132,500
------------------------------------------------------------------------------------------------------------
Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                 250,000           259,375
------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 8.625% Sr. Sub. Nts., 5/15/09                             600,000           627,000
------------------------------------------------------------------------------------------------------------
Host Marriott LP, 9.50% Sr. Nts., 1/15/07(4)                                    400,000           421,000
------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 13.08% Zero Coupon Sr.
Unsec. Disc. Nts., 12/31/09(8)                                                1,000,000           260,000
------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 9.875% Sr. Nts., 3/1/09(4)                          200,000           204,000
------------------------------------------------------------------------------------------------------------
International Business Machines Corp., 7.125% Sr. Unsec.
Unsub. Debs., 12/1/96                                                           500,000           491,853
------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05          500,000           425,000
------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12(4)                       300,000           301,875
------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Bonds, 12/15/09(4)                              250,000           260,625
------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09(2,3,9)            600,000               750
------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11                              1,000,000         1,003,667
------------------------------------------------------------------------------------------------------------
John Deere Capital Corp., 6% Unsec. Nts., 2/15/09                               700,000           661,041
------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12(4)                 700,000           689,500
------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp.:
10.875% Sr. Nts., Series B, 10/15/06(9)                                         250,000           185,000
12.75% Sr. Sub. Nts., 2/1/03(2,9)                                               500,000           107,500
------------------------------------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04                                                        400,000           410,000
8.625% Sr. Sub. Nts., 12/15/08                                                  600,000           621,000
------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                     100,000           105,000
------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc.:
0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10(10)                                    300,000            94,500
12.50% Sr. Nts., 4/15/10                                                        600,000           381,000
------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                          300,000           308,250
9.875% Sec. Nts., Series B, 5/1/07                                              600,000           613,500
------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13             500,000           527,500
------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07                                             500,000           495,000
9.125% Sr. Nts., 1/15/11                                                        250,000           256,563
9.125% Sr. Unsec. Nts., 1/15/11(4)                                              500,000           513,125
------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Operating Partnership/Finance Corp. II,
10.50% Sr. Nts., 6/15/09(4)                                                     250,000           268,750
------------------------------------------------------------------------------------------------------------
Metris Cos., Inc., 10% Sr. Unsec. Nts., 11/1/04(3)                              300,000           294,000
------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                           600,000           618,000
------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06             1,500,000           817,500
------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12(4)                    600,000           601,500
------------------------------------------------------------------------------------------------------------
Motorola, Inc., 5.22% Unsec. Debs., 10/1/97                                     170,000            99,166
------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.50% Sr. Nts., 2/15/05                          1,000,000         1,067,603





                    20  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                               PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(10)                                        $   200,000      $    119,500
9.375% Sr. Unsec. Nts., 11/15/09                                                700,000           467,250
12% Sr. Unsec. Nts., 11/1/08                                                    250,000           190,625
------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                             133,000           134,995
------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp., 7.90% Sr. Bonds, 5/15/97                                500,000           494,362
------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Sr. Nts., 10/1/03                                325,000           323,375
------------------------------------------------------------------------------------------------------------
OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11(4)                                250,000           261,250
------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(4)                                    250,000           280,000
------------------------------------------------------------------------------------------------------------
Orbcomm Global LP (Escrow), 8/15/04                                             155,000                --
------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 8.50% Sr. Nts., 2/1/12(4)                                       300,000           300,000
------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12(4)                           300,000           310,500
------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10                       500,000           500,000
------------------------------------------------------------------------------------------------------------
Pennzoil-Quaker State Co., 10% Sr. Nts., 11/1/08(4)                             250,000           293,750
------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11(4)                   250,000           275,000
------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08                               750,000           843,551
------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 11.50% Sr. Sec. Nts., 6/1/04                         300,000           342,375
------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp.:
9% Sr. Nts., 11/1/06                                                            200,000           140,000
12% Sr. Sec. Nts., 12/1/05(4)                                                   250,000           252,813
------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                 500,000           532,500
10.875% Sr. Sub. Nts., 4/1/08                                                   250,000           260,625
------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07         1,300,000         1,373,125
------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                    500,000           546,254
------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                   750,000           626,250
------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                 1,100,000         1,127,500
8.75% Sr. Sub. Nts., 12/15/11(4)                                                250,000           258,125
9% Sr. Unsec. Sub. Nts., 7/15/07                                                375,000           385,313
------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 8.875% Sr. Nts., 2/1/10(4)                                     300,000           305,250
------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc., 8% Sr. Nts., Series B, 10/15/09(3)                      600,000           613,500
------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 12.375% Sr. Sec. Nts., Series B, 7/15/06(2,9)         400,000           340,000
------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                        250,000           256,875
------------------------------------------------------------------------------------------------------------
Subic Power Corp.:
9.50% Sr. Sec. Nts., 12/28/08                                                   241,379           245,000
9.50% Sr. Sec. Nts., 12/28/08(4)                                                 48,276            49,000
------------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc., 9.375% Sr. Sub. Nts., 5/1/08(2,3,9)                 400,000                60
------------------------------------------------------------------------------------------------------------
Telewest Communications plc, 11% Sr. Disc. Debs., 10/1/07                       250,000           127,500
------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08          550,000           601,071
------------------------------------------------------------------------------------------------------------
Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                250,000           261,250
------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                      2,000,000         2,040,000
------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc., 10.375% Sr. Sub. Nts., 1/15/11                                600,000           678,000




                    21  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                               PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
Triton PCS, Inc.:
8.75% Sr. Unsec. Sub. Nts., 11/15/11                                        $   600,000      $    561,000
9.375% Sr. Unsec. Sub. Nts., 2/1/11                                             200,000           191,500
------------------------------------------------------------------------------------------------------------
TV Azteca SA de CV, 10.50% Sr. Nts., Series B, 2/15/07                          200,000           203,500
------------------------------------------------------------------------------------------------------------
Tyco International Group SA, 6.375% Sr. Nts., 10/15/11                        1,000,000           891,771
------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                              500,000           507,500
------------------------------------------------------------------------------------------------------------
United Auto Group, Inc., 9.625% Sr. Sub. Nts., 3/15/12(4)                       200,000           206,250
------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts.,
Series B, 8/1/09(2,9)                                                           400,000            54,000
------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                 500,000           508,750
------------------------------------------------------------------------------------------------------------
United States Steel LLC, 10.75% Sr. Nts., 8/1/08                                600,000           603,000
------------------------------------------------------------------------------------------------------------
Viacom, Inc., 7.70% Sr. Unsec. Nts., 7/30/10                                  1,000,000         1,071,939
------------------------------------------------------------------------------------------------------------
Vodafone Group plc, 7.75% Unsec. Unsub. Nts., 2/15/10                           500,000           535,420
------------------------------------------------------------------------------------------------------------
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                   464,000           503,440
------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 7.55% Sr. Unsec. Nts., 2/15/30                           500,000           554,122
------------------------------------------------------------------------------------------------------------
Westport Resources Corp., 8.25% Sr. Unsec. Sub. Nts., 11/1/11                   250,000           258,125
------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07(4)                      400,000           402,000
------------------------------------------------------------------------------------------------------------
Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09(4)                                500,000           501,250
------------------------------------------------------------------------------------------------------------
WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28                                1,000,000           698,677
                                                                                             ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $69,652,315)                             67,437,613

------------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--1.7%
Alkermes, Inc., 3.75% Cv. Sub. Nts., 2/15/07                                  2,100,000         1,441,125
------------------------------------------------------------------------------------------------------------
CNET Networks, Inc., 5% Cv. Unsec. Nts., 3/1/06                               3,000,000         1,901,250
------------------------------------------------------------------------------------------------------------
Fletcher Challenge Ltd.:
8.05% Cv. Nts., 6/15/03 [nzd]                                                    12,500             5,552
10.50% Cv. Unsec. Sub. Nts., 4/30/05 [nzd]                                       12,500             5,772
------------------------------------------------------------------------------------------------------------
Gilat Satellite Networks Ltd., 4.25% Cv. Unsec. Sub. Nts., 3/15/05            1,500,000           502,500
------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc., 3.75% Cv. Unsec. Nts., 3/15/07                     750,000           540,938
------------------------------------------------------------------------------------------------------------
i2 Technologies, Inc., 5.25% Cv. Sub. Nts., 12/15/06                          1,000,000           740,000
------------------------------------------------------------------------------------------------------------
Incyte Genomics, Inc., 5.50% Cv. Unsec. Nts., 2/1/07                          2,500,000         1,881,250
------------------------------------------------------------------------------------------------------------
Quanex Corp., 6.88% Cv. Unsec. Sub. Nts., 6/30/07                             1,200,000         1,356,000
------------------------------------------------------------------------------------------------------------
RF Micro Devices, Inc., 3.75% Cv. Nts., 8/15/05                               2,250,000         1,920,938
------------------------------------------------------------------------------------------------------------
Sepracor, Inc., 5% Cv. Sub. Nts., 2/15/07                                     2,000,000         1,240,000
------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp., 4% Cv. Sub. Nts., 3/15/05                        1,000,000           786,250
                                                                                             ---------------
Total Convertible Corporate Bonds and Notes (Cost $13,207,018)                                 12,321,575





                    22  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                               PRINCIPAL      MARKET VALUE
                                                                                  AMOUNT        SEE NOTE 1
------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--9.8%
Repurchase agreement with PaineWebber, Inc., 1.85%, dated
3/28/02, to be repurchased at $69,765,338 on 4/1/02,
collateralized by Federal Home Loan Mortgage Corp.,
6%--7.50%, 10/1/12--2/1/32, with a value of $19,897,749 and
Federal National Mortgage Assn., 5.50%--7.50%, 11/1/14--3/1/32,
with a value of $51,460,915 (Cost $69,751,000)                              $  69,751,000    $ 69,751,000
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $621,719,843)                                      99.9%    711,801,011
------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                       0.1         617,556
                                                                            --------------------------------
NET ASSETS                                                                          100.0%   $712,418,567
                                                                            ================================



FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCIES:
ARP     Argentine Peso                      GBP     British Pound Sterling
AUD     Australian Dollar                   NZD     New Zealand Dollar
CAD     Canadian Dollar                     PLZ     Polish Zloty
DKK     Danish Krone                        ZAR     South African Rand
EUR     Euro


1. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                             CONTRACTS    EXPIRATION    EXERCISE      PREMIUM  MARKET VALUE
                                        SUBJECT TO CALL        DATES       PRICE     RECEIVED    SEE NOTE 1
------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.                                    140      8/19/02      $60.00     $ 38,779         $ 700
Alcoa, Inc.                                         140      4/22/02       40.00       25,479         2,800
American Home Products Corp.                        110      4/22/02       65.00       18,919        18,700
Anthem, Inc.                                         80      9/23/02       60.00       26,160        24,800
Applied Micro Circuits Corp.                        240      5/20/02       22.50       34,878            --
Bank of America Corp.                               250     11/18/02       75.00       70,499        68,750
Boeing Co.                                          130      8/19/02       45.00       30,809        74,100
Boeing Co.                                          130      8/19/02       50.00       20,410        39,000
Boeing Co.                                          140      8/19/02       55.00       20,580        16,800
Borders Group, Inc.                                 150     11/18/02       25.00       28,800        29,250
Borg-Warner Automotive, Inc.                        210      7/22/02       55.00      109,618       191,100
Borg-Warner Automotive, Inc.                        220     10/21/02       65.00      109,613       103,400
Boston Scientific Corp.                             350      8/19/02       25.00       82,949        85,750
Boston Scientific Corp.                             350      8/19/02       30.00       51,448        29,750
Brinker International, Inc.                         200      7/22/02       35.00       25,399        22,000
Brocade Communications Systems, Inc.                 70      4/22/02       45.00       14,839            --
Cabot Corp.                                         220      7/22/02       35.00       51,151        70,400
Cabot Corp.                                         230     10/21/02       40.00       28,060        40,250
Callaway Golf Co.                                   260     11/18/02       22.50       27,820        20,800
Children's Place Retail Stores, Inc.                100      6/24/02       30.00       21,699        39,000
Children's Place Retail Stores, Inc.                110      6/24/02       35.00       11,220        14,850
Children's Place Retail Stores, Inc.                135      9/23/02       40.00       18,495        10,800
Cognex Corp.                                        330      8/19/02       30.00       35,309        99,000
Computer Associates International, Inc.             180      8/19/02       45.00       32,759            --
Cooper Cameron Corp.                                100      5/20/02       45.00       64,809        69,000
Cooper Cameron Corp.                                100      8/19/02       50.00       44,699        55,000
Covance, Inc.                                       240      5/20/02       25.00       41,279            --
Cox Radio, Inc., Cl. A                              209      8/19/02       30.00       23,408        32,395
Delta Air Lines, Inc.                               100      7/22/02       35.00       31,700        21,500
Delta Air Lines, Inc.                               100     10/21/02       45.00       27,700         6,500






                    23  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued



FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

1. Option Contracts Continued


                                             CONTRACTS    EXPIRATION    EXERCISE      PREMIUM  MARKET VALUE
                                        SUBJECT TO CALL        DATES       PRICE     RECEIVED    SEE NOTE 1
------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                  130      4/22/02      $60.00     $ 28,281      $     --
Devon Energy Corp.                                  150      7/22/02       45.00       46,288        85,500
Devon Energy Corp.                                  130     10/21/02       55.00       23,660        33,800
EchoStar Communications Corp., Cl. A                130      6/24/02       35.00       13,910         4,550
Edison International                                480     10/21/02       17.50       56,159        62,400
El Paso Corp.                                       160      7/22/02       55.00       31,769         1,600
Engelhard Corp.                                     204     10/21/02       35.00       17,136        19,380
Federated Department Stores, Inc.                   150      8/19/02       42.50       70,048        39,750
Federated Department Stores, Inc.                   225     11/18/02       47.50       74,136        49,500
General Motors Corp., Cl. H                         560      9/23/02       17.50       79,519        78,400
Georgia-Pacific Corp.                               200      4/22/02       45.00       29,300            --
GlobalSantaFe Corp.                                 136      4/22/02       35.00       15,231         3,400
Goodrich Corp.                                      140      5/20/02       30.00       14,979        34,300
Hercules, Inc.                                      600      9/23/02       12.50       56,399       105,000
Human Genome Sciences, Inc.                          50      4/22/02       55.00       25,349            --
Human Genome Sciences, Inc.                         100      7/22/02       45.00        8,400            --
Intel Corp.                                         400      4/22/02       37.50       44,798         4,000
International Business Machines Corp.               224      4/22/02      130.00       55,326            --
International Business Machines Corp.               224     10/21/02      140.00       25,088         7,840
International Flavors & Fragrances, Inc.            170      8/19/02       35.00       21,590        29,750
Intuit, Inc.                                         70      4/22/02       50.00       24,412            --
Intuit, Inc.                                        100     10/21/02       50.00       29,700        18,000
J.P. Morgan Chase & Co.                             295      6/24/02       45.00       49,265         2,950
Johnson & Johnson                                   160      7/22/02       65.00       27,919        44,000
Jones Apparel Group, Inc.                           300      5/20/02       30.00      161,683       150,000
Jones Apparel Group, Inc.                           300      8/19/02       35.00      120,275        76,500
Juniper Networks, Inc.                              200      4/22/02       55.00       21,399            --
KLA-Tencor Corp.                                    112      6/24/02       60.00       60,142       117,600
KLA-Tencor Corp.                                    120      9/23/02       75.00       60,839        79,200
KLA-Tencor Corp.                                    180      9/23/02      100.00       33,659        19,800
Lam Research Corp.                                  200      6/24/02       35.00       30,399        14,000
MGM Mirage, Inc.                                    150      6/24/02       35.00       14,100        45,000
MGM Mirage, Inc.                                    150      9/23/02       40.00       32,550        27,000
Millennium Pharmaceuticals, Inc.                    230      8/19/02       30.00       36,109        23,000
Millennium Pharmaceuticals, Inc.                    230     11/18/02       45.00       17,020         4,600
Millipore Corp.                                      70     10/21/02       60.00       22,890        20,300
Morgan Stanley Dean Witter & Co.                     55      4/22/02       70.00        8,085            --
Murphy Oil Corp.                                    188      7/22/02       85.00      111,271       229,360
National Semiconductor Corp.                        280      8/19/02       35.00       77,559        98,000
National Semiconductor Corp.                        280     11/18/02       45.00       55,159        53,200
Nike, Inc., Cl. B                                    64     10/21/02       75.00       12,288         5,120
Nike, Inc., Cl. B                                    64      7/22/02       65.00       20,607        10,240
Noble Drilling Corp.                                181      6/24/02       35.00       73,665       130,320
Noble Drilling Corp.                                180      9/23/02       45.00       51,659        57,600
Peoplesoft, Inc.                                    200      4/22/02       50.00       42,399            --
Peoplesoft, Inc.                                    150      7/22/02       50.00       89,547        12,750
Peoplesoft, Inc.                                    150      7/22/02       47.50       19,050        20,250
Praxair, Inc.                                        80      4/22/02       55.00       16,959        39,200
Praxair, Inc.                                        80      7/22/02       60.00       24,559        28,000
Praxair, Inc.                                        80     10/21/02       65.00       21,946        19,600
Quintiles Transnational Corp.                       200      4/22/02       22.50       19,589            --
SBC Communications, Inc.                            150     10/21/02       45.00       14,100         7,500




                    24  OPPENHEIMER MULTIPLE STRATEGIES FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued



                                             CONTRACTS    EXPIRATION    EXERCISE      PREMIUM  MARKET VALUE
                                        SUBJECT TO CALL        DATES       PRICE     RECEIVED    SEE NOTE 1
------------------------------------------------------------------------------------------------------------
STMicroelectronics NV,
NY Registered Shares                                175      4/22/02      $40.00     $ 36,224      $     --
Swift Transportation Co., Inc.                      240      4/22/02       22.50       28,079        19,200
Swift Transportation Co., Inc.                      240     10/21/02       25.00       57,378        40,800
Synopsys, Inc.                                      450      9/23/02       60.00      156,148       157,500
Talbots, Inc. (The)                                 120      5/20/02       40.00       25,439         4,800
Talbots, Inc. (The)                                 120      8/19/02       45.00       35,296         7,200
Teradyne, Inc.                                      260      4/22/02       35.00       64,220       130,000
Teradyne, Inc.                                      200      7/22/02       45.00       30,399        54,000
Teradyne, Inc.                                      200     10/21/02       50.00       73,399        62,000
Tiffany & Co.                                        70      5/20/02       35.00       27,089        16,100
Tiffany & Co.                                        72      8/19/02       37.50       17,784        17,280
Tiffany & Co.                                        70     11/18/02       42.50       18,340        12,950
Titan Corp. (The)                                   400      4/22/02       30.00      126,796            --
Titan Corp. (The)                                   500      7/22/02       25.00       64,194        42,500
Transocean Sedco Forex, Inc.                        170      5/20/02       40.00       36,039         4,250
Transocean Sedco Forex, Inc.                        170     11/18/02       45.00       19,890        17,000
Tyco International Ltd.                             320     10/21/02       47.50       32,640        11,200
United Parcel Service, Inc., Cl. B                   80      4/22/02       55.00       18,959        45,600
Unocal Corp.                                        250     10/21/02       40.00       56,749        51,250
Veritas Software Corp.                               80      5/20/02       50.00       35,759        11,200
Veritas Software Corp.                               80      8/19/02       65.00       38,959         7,200
Waters Corp.                                        114      8/19/02       45.00       19,608            --
Waters Corp.                                        114      8/19/02       50.00       29,861            --
Yahoo!, Inc.                                        300      7/22/02       30.00       28,199         3,000
Zions Bancorp                                        60      4/22/02       60.00        5,940         4,200
                                                                                  --------------------------
                                                                                   $4,390,844    $3,817,885
                                                                                  ==========================

2. Non-income producing security.
3. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,064,625 or 1.41% of the Fund's net assets as of March 31, 2002.
5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
7. Represents the current interest rate for a variable or increasing rate security.
8. Zero coupon bond reflects effective yield on the date of purchase.
9. Issuer is in default.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                    25  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


March 31, 2002
------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $621,719,843)--see accompanying statement                       $ 711,801,011
------------------------------------------------------------------------------------------------------------
Cash                                                                                              115,631
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                      5,094,681
Shares of beneficial interest sold                                                                502,342
Investments sold                                                                                  213,000
Other                                                                                               4,273
                                                                                           -----------------
Total assets                                                                                  717,730,938

------------------------------------------------------------------------------------------------------------
LIABILITIES
Options written, at value (premiums received $4,390,844)                                        3,817,885
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                             266,810
Shares of beneficial interest redeemed                                                            457,868
Distribution and service plan fees                                                                356,284
Shareholder reports                                                                               175,812
Trustees' compensation                                                                            127,796
Transfer and shareholder servicing agent fees                                                      45,972
Other                                                                                              63,944
                                                                                           -----------------
Total liabilities                                                                               5,312,371

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 712,418,567
                                                                                           -----------------
                                                                                           -----------------

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                             $ 623,120,930
------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                             4,306,430
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                 (5,663,271)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                       90,654,478
                                                                                           -----------------
NET ASSETS                                                                                  $ 712,418,567
                                                                                           =================





                    26  OPPENHEIMER MULTIPLE STRATEGIES FUND

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$603,675,662 and 47,283,695 shares of beneficial interest outstanding)                           $12.77
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                      $13.55
------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $69,102,960
and 5,476,832 shares of beneficial interest outstanding)                                         $12.62
------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $39,085,560
and 3,085,959 shares of beneficial interest outstanding)                                         $12.67
------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $554,385
and 43,530 shares of beneficial interest outstanding)                                            $12.74



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.








                    27  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF OPERATIONS  Unaudited



For the Six Months Ended March 31, 2002
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (net of foreign withholding taxes of $99)                                           $ 12,208,740
------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $41,734)                                         2,345,056
                                                                                           -----------------
Total income                                                                                   14,553,796

------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                 2,485,143
------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                           577,678
Class B                                                                                           336,053
Class C                                                                                           191,627
Class N                                                                                               559
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                     555,192
------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                               212,083
------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                             21,355
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                        16,057
------------------------------------------------------------------------------------------------------------
Other                                                                                              28,202
                                                                                           -----------------
Total expenses                                                                                  4,423,949
Less reduction to custodian expenses                                                               (1,962)
                                                                                           -----------------
Net expenses                                                                                    4,421,987

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          10,131,809

------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                           3,635,726
Closing and expiration of option contracts written                                              3,055,225
Foreign currency transactions                                                                  (2,485,656)
                                                                                           -----------------
Net realized gain                                                                               4,205,295

------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                    47,943,709
Translation of assets and liabilities denominated in foreign currencies                           285,141
                                                                                           -----------------
Net change                                                                                     48,228,850
                                                                                           -----------------
Net realized and unrealized gain                                                               52,434,145

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                          $62,565,954
                                                                                           =================


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






                    28  OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                SIX MONTHS            YEAR
                                                                                     ENDED           ENDED
                                                                            MARCH 31, 2002   SEPTEMBER 30,
                                                                               (UNAUDITED)            2001
------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                         $ 10,131,809   $  22,334,614
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                4,205,295      17,877,549
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            48,228,850     (92,767,891)
                                                                              ------------------------------
Net increase (decrease) in net assets resulting from operations                 62,565,954     (52,555,728)

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                         (7,114,410)    (17,552,533)
Class B                                                                           (577,291)     (1,403,156)
Class C                                                                           (328,802)       (799,605)
Class N                                                                             (3,420)           (860)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                        (17,459,664)    (33,019,457)
Class B                                                                         (1,994,610)     (3,502,853)
Class C                                                                         (1,138,028)     (2,017,780)
Class N                                                                             (3,571)             --

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                         12,482,907      16,962,286
Class B                                                                          2,426,865       7,203,058
Class C                                                                          1,086,681       3,669,703
Class N                                                                            442,297         102,856

------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                       50,384,908     (82,914,069)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                            662,033,659     744,947,728
                                                                              ------------------------------
End of period (including undistributed net investment
income of $4,306,430 and $2,198,544, respectively)                            $712,418,567    $662,033,659
                                                                              ==============================



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.






                    29  OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS


                                          SIX MONTHS                                                         YEAR
                                               ENDED                                                        ENDED
                                      MARCH 31, 2002                                                    SEPT. 30,
CLASS A                                  (UNAUDITED)        2001         2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period         $ 12.14     $ 14.23      $ 14.06     $ 13.69     $ 16.17     $ 14.09
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .19         .43(1)       .53         .54         .51         .50
Net realized and unrealized gain (loss)          .97       (1.40)(1)     1.21        1.59       (1.22)       2.88
                                             ----------------------------------------------------------------------
Total income (loss) from investment
operations                                      1.16        (.97)        1.74        2.13        (.71)       3.38
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.15)       (.38)        (.48)       (.54)       (.49)       (.51)
Distributions from net realized gain            (.38)       (.74)       (1.09)      (1.22)      (1.28)       (.79)
                                             ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.53)      (1.12)       (1.57)      (1.76)      (1.77)      (1.30)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.77      $12.14       $14.23      $14.06      $13.69      $16.17
                                             ======================================================================


-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)             9.63%      (7.27)%      13.31%      16.29%      (4.71)%     25.46%

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)    $603,676    $562,281     $639,648    $635,603    $624,895    $712,470
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $594,777    $626,251     $644,356    $660,113    $699,665    $395,436
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                           3.02%       3.16%(1)     3.71%       3.70%       3.34%       3.30%
Expenses                                        1.14%       1.01%        1.13%       1.09%       1.08%(4)    1.16%(4)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           15%         40%          33%         15%         59%         51%


1. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                         $  .44
Net realized and unrealized loss               (1.41)
Net investment income ratio                     3.27%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                    30  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                          SIX MONTHS                                                         YEAR
                                               ENDED                                                        ENDED
                                      MARCH 31, 2002                                                    SEPT. 30,
CLASS B                                  (UNAUDITED)        2001         2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period         $ 12.01     $ 14.08      $ 13.93     $ 13.57     $ 16.04     $ 14.01
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .14         .31(1)       .41         .41         .38         .45
Net realized and unrealized gain (loss)          .96       (1.36)(1)     1.19        1.58       (1.20)       2.78
                                             ----------------------------------------------------------------------
Total income (loss) from
investment operations                           1.10       (1.05)        1.60        1.99        (.82)       3.23
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.11)       (.28)        (.36)       (.41)       (.37)       (.41)
Distributions from net realized gain            (.38)       (.74)       (1.09)      (1.22)      (1.28)       (.79)
                                             ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.49)      (1.02)       (1.45)      (1.63)      (1.65)      (1.20)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.62      $12.01       $14.08      $13.93      $13.57      $16.04
                                             ======================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)             9.18%      (7.96)%      12.30%      15.35%      (5.49)%     24.34%

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $69,103     $63,487      $66,777     $68,875     $73,036     $67,916
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $67,426     $67,959      $66.956     $73,673     $74,442     $25,113
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                           2.22%       2.37%(1)     2.92%       2.85%       2.53%       2.26%
Expenses                                        1.95%       1.81%        1.94%       1.93%       1.91%(4)    1.96%(4)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           15%         40%          33%         15%         59%         51%


1. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                         $  .32
Net realized and unrealized loss               (1.37)
Net investment income ratio                     2.48%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                    31  OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS  Continued


                                          SIX MONTHS                                                         YEAR
                                               ENDED                                                        ENDED
                                      MARCH 31, 2002                                                    SEPT. 30,
CLASS C                                  (UNAUDITED)        2001         2000        1999        1998        1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period         $ 12.06     $ 14.13      $ 13.97     $ 13.61     $ 16.07     $ 14.02
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .14         .31(1)       .41         .42         .38         .41
Net realized and unrealized gain (loss)          .96       (1.37)(1)     1.20        1.57       (1.20)       2.83
                                             ----------------------------------------------------------------------
Total income (loss) from
investment operations                           1.10       (1.06)        1.61        1.99        (.82)       3.24
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income            (.11)       (.27)        (.36)       (.41)       (.36)       (.40)
Distributions from net realized gain            (.38)       (.74)       (1.09)      (1.22)      (1.28)       (.79)
                                             ----------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                 (.49)      (1.01)       (1.45)      (1.63)      (1.64)      (1.19)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $12.67      $12.06       $14.13      $13.97      $13.61      $16.07
                                             ======================================================================

-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)             9.23%      (8.00)%      12.35%      15.28%      (5.43)%     24.42%

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $39,086     $36,171      $38,522     $38,978     $48,417     $49,539
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $38,447     $39,030      $38,597     $43,701     $52,325     $33,813
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment income                           2.22%       2.37%(1)     2.92%       2.85%       2.51%       2.61%
Expenses                                        1.95%       1.81%        1.94%       1.93%       1.91%(4)    1.97%(4)
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           15%         40%          33%         15%         59%         51%


1. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                         $  .33
Net realized and unrealized loss               (1.39)
Net investment income ratio                     2.48%
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                    32  OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                                         SIX MONTHS        PERIOD
                                                                                              ENDED         ENDED
                                                                                     MARCH 31, 2002     SEPT. 30,
CLASS N                                                                                 (UNAUDITED)       2001(1)
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                                                         $12.13     $ 13.67
-------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                           .25         .24(2)
Net realized and unrealized gain (loss)                                                         .88       (1.48)(2)
                                                                                          -------------------------
Total income (loss) from investment operations                                                 1.13       (1.24)
-------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                                           (.14)       (.30)
Distributions from net realized gain                                                           (.38)         --
                                                                                          -------------------------
Total dividends and/or distributions to shareholders                                           (.52)       (.30)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $12.74      $12.13
                                                                                          =========================


-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                                                            9.48%      (9.30)%

-------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                                                       $554         $95
-------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                              $227         $12
-------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                                                          2.85%       5.81%(2)
Expenses                                                                                       1.44%       1.32%
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                          15%         40%


1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Without the adoption of the change in amortization method for fiscal years beginning after December 15, 2000, these amounts would have been:
Net investment income                     Change less than $0.005
Net realized and unrealized gain (loss)   Change less than $0.005
Net investment income ratio                                 5.92%
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.





                    33  OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Multiple Strategies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2002, securities with an aggregate market value of $5,644,562 representing 0.79% of the Fund's net assets, were in default.



                    34  OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of March 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of zero. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2002, the Fund's projected benefit obligations were increased by $10,066 and payments of $9,080 were made to retired trustees, resulting in an accumulated liability of $121,445 as of March 31, 2002.



                    35  OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



                    36  OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest for each class. Transactions in shares of beneficial interest were as follows:


                                  SIX MONTHS ENDED MARCH 31, 2002      YEAR ENDED SEPTEMBER 30, 2001(1)
                                     SHARES               AMOUNT           SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------
CLASS A
Sold                              1,553,958          $ 19,759,600       2,352,686         $ 31,857,830
Dividends and/or
distributions reinvested          1,750,779            22,208,118       3,456,341           45,547,155
Redeemed                         (2,326,594)          (29,484,811)     (4,468,559)         (60,442,699)
                                 ----------------------------------------------------------------------
Net increase                        978,143          $ 12,482,907       1,340,468          $16,962,286
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
CLASS B
Sold                                656,367          $  8,220,388       1,243,002         $ 16,611,081
Dividends and/or
distributions reinvested            192,038             2,408,487         347,123            4,528,696
Redeemed                           (656,688)           (8,202,010)     (1,046,722)         (13,936,719)
                                 ----------------------------------------------------------------------
Net increase                        191,717          $  2,426,865         543,403         $  7,203,058
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
CLASS C
Sold                                298,208          $  3,755,942         659,612         $  8,880,910
Dividends and/or
distributions reinvested            103,647             1,305,095         190,652            2,495,830
Redeemed                           (315,998)           (3,974,356)       (576,263)          (7,707,037)
                                 ----------------------------------------------------------------------
Net increase                         85,857          $  1,086,681         274,001         $  3,699,703
                                 ======================================================================

-------------------------------------------------------------------------------------------------------
CLASS N
Sold                                 41,596          $    517,839           7,987         $    104,522
Dividends and/or
distributions reinvested                547                 6,952              69                  838
Redeemed                             (6,460)              (82,494)           (209)              (2,504)
                                 ----------------------------------------------------------------------
Net increase                         35,683          $    442,297           7,847         $    102,856
                                 ======================================================================


1. For the year ended September 30, 2001, for Class A, B and C shares and for the period from March 1, 2001 (inception of offering) to September 30, 2001, for Class N shares.


--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2002, were $99,789,636 and $110,122,898, respectively.



                    37  OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager are in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets in excess of $1.5 billion. The Fund's management fee for the six months ended March 31, 2002 was an annualized rate of 0.71%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% per annum, effective October 1, 2001. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.


                    AGGREGATE         CLASS A     CONCESSIONS      CONCESSIONS     CONCESSIONS     CONCESSIONS
                    FRONT-END       FRONT-END      ON CLASS A       ON CLASS B      ON CLASS C      ON CLASS N
                SALES CHARGES   SALES CHARGES          SHARES           SHARES          SHARES          SHARES
SIX MONTHS         ON CLASS A     RETAINED BY     ADVANCED BY      ADVANCED BY     ADVANCED BY     ADVANCED BY
ENDED                  SHARES     DISTRIBUTOR  DISTRIBUTOR(1)   DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
---------------------------------------------------------------------------------------------------------------
March 31, 2002       $222,573         $70,835         $10,152         $215,697         $27,115          $2,672

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                                    CLASS A          CLASS B          CLASS C           CLASS N
                                 CONTINGENT       CONTINGENT       CONTINGENT        CONTINGENT
                                   DEFERRED         DEFERRED         DEFERRED          DEFERRED
                              SALES CHARGES    SALES CHARGES    SALES CHARGES     SALES CHARGES
SIX MONTHS                      RETAINED BY      RETAINED BY      RETAINED BY       RETAINED BY
ENDED                           DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR       DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------
March 31, 2002                       $1,671          $59,998           $2,161               $--


The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.







                    38  OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2002, payments under the Class A plan totaled $577,678, all of which were paid by the Distributor to recipients, and included $33,516 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
   The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
   The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2002, were as follows:


                                                                     DISTRIBUTOR'S
                                                   DISTRIBUTOR'S         AGGREGATE
                                                       AGGREGATE      UNREIMBURSED
                                                    UNREIMBURSED     EXPENSES AS %
                TOTAL PAYMENTS  AMOUNT RETAINED         EXPENSES     OF NET ASSETS
                    UNDER PLAN   BY DISTRIBUTOR       UNDER PLAN          OF CLASS
-----------------------------------------------------------------------------------
Class B Plan          $336,053         $265,980       $2,567,595              3.72%
Class C Plan           191,627           33,264          812,182              2.08
Class N Plan               559              499            4,291              0.77





                    39  OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS
   A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
   The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
   Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
   Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
   The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.





                    40  OPPENHEIMER MULTIPLE STRATEGIES FUND

Written option activity for the six months ended March 31, 2002 was as follows:

                                                CALL OPTIONS                        PUT OPTIONS
                                  --------------------------------------------------------------
                                  NUMBER OF        AMOUNT OF        NUMBER OF         AMOUNT OF
                                  CONTRACTS         PREMIUMS        CONTRACTS          PREMIUMS
------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2001                   10,910      $ 2,787,906            1,529         $ 460,058
Options written                      20,515        4,471,022               --                --
Options closed or expired           (10,965)      (2,778,828)            (600)         (127,696)
Options exercised                      (469)         (89,256)            (929)         (332,362)
                                  --------------------------------------------------------------
Options outstanding as of
March 31, 2002                       19,991      $ 4,390,844               --         $      --
                                  ==============================================================

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES
As of March 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2002 was $3,734,534, which represents 0.52% of the Fund's net assets, of which $14,841 is considered restricted. Information concerning restricted securities is as follows:


                                                                VALUATION AS OF      UNREALIZED
SECURITY                   ACQUISITION DATE             COST     MARCH 31, 2002    APPRECIATION
-----------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Aurora Foods, Inc.                  9/18/00              $--            $14,841         $14,841

--------------------------------------------------------------------------------
8. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
   The Fund had no borrowings outstanding during the six months ended or at March 31, 2002.





                    41  OPPENHEIMER MULTIPLE STRATEGIES FUND

OPPENHEIMER MULTIPLE STRATEGIES FUND


--------------------------------------------------------------------------------
OFFICERS AND TRUSTEES    Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         John V. Murphy, President and Trustee
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         George Evans, Vice President
                         Michael S. Levine, Vice President
                         David P. Negri, Vice President
                         Richard H. Rubinstein, Vice President
                         Susan Switzer, Vice President
                         Robert G. Zack, Secretary
                         Brian W. Wixted, Treasurer
                         Katherine P. Feld, Assistant Secretary
                         Kathleen T. Ives, Assistant Secretary
                         Denis R. Molleur, Assistant Secretary

--------------------------------------------------------------------------------
INVESTMENT ADVISOR       OppenheimerFunds, Inc.

--------------------------------------------------------------------------------
DISTRIBUTOR              OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER OppenheimerFunds Services
SERVICING AGENT

--------------------------------------------------------------------------------
CUSTODIAN OF             The Bank of New York
PORTFOLIO SECURITIES

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS     KPMG LLP

--------------------------------------------------------------------------------
LEGAL COUNSEL            Mayer, Brown, Rowe and Maw

                         The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                         OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018



         (C)Copyright 2002 OppenheimerFunds, Inc. All rights reserved.




                    42  OPPENHEIMER MULTIPLE STRATEGIES FUND

OPPENHEIMERFUNDS FAMILY


GLOBAL EQUITY              Developing Markets Fund                 Global Fund
                           International Small Company Fund        Quest Global Value Fund
                           Europe Fund                             Global Growth & Income Fund
                           International Growth Fund

--------------------------------------------------------------------------------------------------------
EQUITY                     STOCK                                   STOCK & BOND
                           Emerging Technologies Fund              Quest Opportunity Value Fund
                           Emerging Growth Fund                    Total Return Fund
                           Enterprise Fund                         Quest Balanced Value Fund
                           Discovery Fund                          Capital Income Fund
                           Main Street(R)Small Cap Fund             Multiple Strategies Fund
                           Small Cap Value Fund                    Disciplined Allocation Fund
                           MidCap Fund                             Convertible Securities Fund
                           Main Street(R)Opportunity Fund           SPECIALTy
                           Growth Fund                             Real Asset Fund(R)
                           Capital Appreciation Fund               Gold & Special Minerals Fund
                           Main Street(R)Growth & Income Fund      Tremont Market Neutral Fund, LLC(1)
                           Value Fund                              Tremont Opportunity Fund, LLC(1)
                           Quest Capital Value Fund
                           Quest Value Fund
                           Trinity Large Cap Growth Fund
                           Trinity Core Fund
                           Trinity Value Fund

--------------------------------------------------------------------------------------------------------
INCOME                     TAXABLE                                 MUNICIPAL
                           International Bond Fund                 California Municipal Fund(3)
                           High Yield Fund                         New Jersey Municipal Fund(3)
                           Champion Income Fund                    New York Municipal Fund(3)
                           Strategic Income Fund                   Municipal Bond Fund
                           Bond Fund                               Intermediate Municipal Fund
                           Senior Floating Rate Fund
                           U.S. Government Trust
                           Limited-Term Government Fund
                           Capital Preservation Fund(2)
                           ROCHESTER DIVISION
                           Rochester National Municipals
                           Rochester Fund Municipals
                           Limited Term New York Municipal Fund
                           Pennsylvania Municipal Fund(3)

--------------------------------------------------------------------------------------------------------
SELECT MANAGERS            STOCK                                   STOCK & BOND
                           Mercury Advisors Focus Growth Fund      QM Active Balanced Fund(2)
                           Gartmore Millennium Growth Fund II
                           Jennison Growth Fund
                           Salomon Brothers Capital Fund
                           Mercury Advisors S&P 500(R)Index Fund(2)

--------------------------------------------------------------------------------------------------------
MONEY MARKET(4)            Money Market Fund                       Cash Reserves


1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
2. Available only through qualified retirement plans.
3. Available to investors only in certain states.
4. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.





                    43  OPPENHEIMER MULTIPLE STRATEGIES FUND

                      This page intentionally left blank.

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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
TICKER SYMBOLS    Class A: OPASX   Class B: OASBX   Class C: OASCX

                  Class N: OASNX



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                                               [LOGO OMITTED]
                                                 OPPENHEIMER FUNDS(R
                                                 DISTRIBUTOR, INC.


RS0240.001.0302     May 30, 2002